Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 9,307
Ending balance	8,524	€ 9,307
Cash flow hedges [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,207	1,389
Addition		806
Amortization	3	1
Net exchange difference	(125)	11
Ending balance	2,085	2,207
Cash flow hedges [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	136	133
Movements related to fair value hedges	2	1
Amortization		(1)
Net exchange difference	(11)	2
Ending balance	126	136
Cash flow hedges [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,307	12,061
Addition	3,444	4,117
Repayment	(3,985)	(7,014)
Realized gains / losses in income statement	(16)	(8)
Movements related to fair value hedges	1
Amortization	1	1
Net exchange difference	(228)	149
Ending balance	8,524	9,307
Cash flow hedges [member] | Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11	10
Realized gains / losses in income statement	2	1
Net exchange difference	(1)
Ending balance	12	€ 11
Cash flow hedges [member] | Assets held to hedge borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Addition	63
Realized gains / losses in income statement	(1)
Ending balance	€ 62